Leases Future Minimum Rental Payments (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011
Leases [Abstract]
2012	$ 11.7
2013	12.1
2014	11.9
2015	10.0
2016	9.3
2017 and thereafter	37.3
Total minimum lease payments	$ 92.3